Analysis of Changes in Redeemable Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 45,097
Other comprehensive income (loss)
Unrealized gain (loss) on securities	12,308	¥ (32,960)	¥ 76,308
Foreign currency translation adjustments	(24,657)	(115,599)	129,863
Balance at end of year	50,819	45,097
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	45,097	28,272	25,912
Adjustments due to change in fiscal year end of consolidated subsidiaries		(419)
Balance at beginning of year (as adjusted )	45,097	27,853	25,912
Acquisition of new subsidiaries (Note 24)		11,728
Comprehensive income (loss)
Net income	1,656	1,393	1,090
Other comprehensive income (loss)
Unrealized gain (loss) on securities		(1)
Foreign currency translation adjustments	(1,280)	(947)	1,235
Cash dividends	(69)	4
Transactions with noncontrolling interests	5,415	5,067	35
Balance at end of year	¥ 50,819	¥ 45,097	¥ 28,272